3 TO 1 FUNDS

3 to 1 Diversified Equity Fund

3 to 1 Strategic Income Fund

Supplement to the Prospectus dated April 30, 2009

     Effective as of July 29, 2009, III to I Financial Management Research, L.P. (“FMR”) has resigned as Portfolio Research Consultant to Envestnet Asset Management, Inc. (the “Manager”), investment adviser to the 3 to 1 Diversified Equity Fund and the 3 to 1 Strategic Income Fund (the “Funds”). As a result, all references in the prospectus to FMR and its affiliate, Cain Watters & Associates, are hereby deleted in their entirety.

     As investment adviser to the Funds, the Manager and its Investment Committee will continue to manage and oversee the Funds’ investments and will provide the Funds with the portfolio research services previously provided by FMR. The Manager will continue to be solely responsible for the selection, monitoring and evaluation of the sub-advisers to the Funds using the “Manager of Managers” strategy outlined in the Prospectus.

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You should read this Supplement in conjunction with the Prospectus dated April 30, 2009, as further supplemented, which provides the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information dated April 30, 2009, as supplemented, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (866)-616-4848.

Supplement dated July 31, 2009

3 to 1 Funds:

3 to 1 Diversified Equity Fund
3 to 1 Strategic Income Fund

  Supplement to the Statement of Additional Information dated April 30, 2009

     Effective as of July 29, 2009, III to I Financial Management Research, L.P. (“FMR”) has resigned as Portfolio Research Consultant to Envestnet Asset Management, Inc. (the “Manager”), investment adviser to the 3 to 1 Diversified Equity Fund and the 3 to 1 Strategic Income Fund (the “Funds”). As a result, all references in the Statement of Additional Information to FMRand its affiliate, Cain Watters & Associates, are hereby deleted in their entirety.

     As investment adviser to the Funds, the Manager and its Investment Committee will continue to manage and oversee the Funds’ investments and will provide the Funds with the portfolio research services previously provided by FMR. The Manager will continue to be solely responsible for the selection, monitoring and evaluation of the sub-advisers to the Funds using the “Manager of Managers” strategy outlined in the Prospectus.

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Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus, each as supplemented from time to time. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (866) 616-4848.

Supplement dated July 31, 2009